Segmented and geographic information, and major customers (Statements of Financial Position) (Details) - USD ($) $ in Thousands	Sep. 30, 2018	Dec. 31, 2017	Sep. 30, 2017	Dec. 31, 2016
Disclosure of operating segments [line items]
Cash and cash equivalents	$ 3,111	$ 9,325	$ 8,723	$ 24,055
Trade and other receivables	5,646	6,631
Inventories	8,250	9,366
Prepaid expenses	1,774	869
Forward contracts	263
Restricted cash	709	335
Property, plant and equipment	106,048	100,301
Total assets	125,801	126,827
Trade and other payables	10,410	10,393
Other long-term liabilities	735	564
Pre-payment facility	12,230	15,000
Post-employment benefit obligations	8,631	8,618
Decommissioning provision	3,850	3,948
Deferred tax liabilities (assets)	236	246
Total liabilities	36,092	38,769
Mexican Operations [Member]
Disclosure of operating segments [line items]
Cash and cash equivalents	2,789	5,963
Trade and other receivables	4,262	4,901
Inventories	5,583	6,301
Prepaid expenses	558	346
Forward contracts	263
Restricted cash	168	160
Property, plant and equipment	63,163	59,686
Total assets	76,786	77,357
Trade and other payables	5,684	5,893
Other long-term liabilities
Pre-payment facility	12,230	15,000
Post-employment benefit obligations
Decommissioning provision	1,956	1,904
Deferred tax liabilities (assets)	862	872
Total liabilities	20,732	23,669
U.S. Operations [Member]
Disclosure of operating segments [line items]
Cash and cash equivalents	31	1,791
Trade and other receivables	1,345	1,711
Inventories	2,667	3,065
Prepaid expenses	920	305
Forward contracts
Restricted cash	541	171
Property, plant and equipment	42,836	40,570
Total assets	48,340	47,613
Trade and other payables	3,370	2,608
Other long-term liabilities	673	469
Pre-payment facility
Post-employment benefit obligations	8,631	8,618
Decommissioning provision	1,894	2,044
Deferred tax liabilities (assets)	(626)	(626)
Total liabilities	13,942	13,113
Corporate and Other [Member]
Disclosure of operating segments [line items]
Cash and cash equivalents	291	1,571
Trade and other receivables	39	19
Inventories
Prepaid expenses	296	218
Forward contracts
Restricted cash		4
Property, plant and equipment	49	45
Total assets	675	1,857
Trade and other payables	1,356	1,892
Other long-term liabilities	62	95
Pre-payment facility
Post-employment benefit obligations
Decommissioning provision
Deferred tax liabilities (assets)
Total liabilities	$ 1,418	$ 1,987